Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 41.6	$ 39.7
Interest payable	16.7	6.1
Accruals	57.4	65.5
Current portion of reclamation and closure cost obligations (Note 15)	5.7	12.3
Current portion of gold stream obligation (Note 12)	36.6	21.6
Current portion of derivative liabilities (Note 14)	0.0	26.4
Total trade and other payables	158.0	171.6
Rainy River
Disclosure of detailed information about financial instruments [line items]
Current portion of gold stream obligation (Note 12)	32.1	21.6
New Afton
Disclosure of detailed information about financial instruments [line items]
Current portion of gold stream obligation (Note 12)	$ 4.5	$ 0.0